Leases (Details) - Schedule of Operating Leases - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Leases (Details) - Schedule of Operating Leases [Line Items]
Right-of-use assets, net	$ 63,342	$ 46,652
Lease liabilities, current	29,218	41,570
Lease liabilities, non-current	32,356
Total operating lease liabilities	$ 61,574	$ 41,570
Weighted average remaining lease term	2 years 3 months 3 days	5 months 8 days
Weighted average discount rate	3.82%	3.72%
Other Current Liabilities [Member]
Leases (Details) - Schedule of Operating Leases [Line Items]
Lease liabilities, current	$ 29,218	$ 41,570
Lease liabilities, non-current	$ 32,356